Note 9 - Earnings Per Share	6 Months Ended
Jun. 30, 2021
Notes to Financial Statements
Earnings Per Share [Text Block]

9. Earnings Per Share

Basic and diluted earnings per common share is computed as follows:

	For the six months ended June 30,
	2020	2021

Net income	3,247,415	11,736,326
Dividend Series B Preferred shares	(339,069)	(255,324)
Preferred deemed dividend	-	(345,423)
Net income attributable to common shareholders	2,908,346	11,135,579
Weighted average common shares – outstanding, basic	5,576,960	6,745,305
Basic earnings per share	0.52	1.65
Effect of dilutive securities:
Dilutive effect of non-vested shares	-	44,413
Weighted average common shares – outstanding, diluted	5,576,960	6,789,718
Diluted earnings per share	0.52	1.64

The Company excluded the effect of 23,284 unvested incentive award shares as of June 30, 2020, as well as the effect of Series B preferred shares of both June 30, 2020 and 2021, as they were anti-dilutive. The number of dilutive securities was nil shares in the six-month period ended June 30, 2020.